NUVEEN INTERMEDIATE DURATION MUNICIPAL BOND FUND

SUPPLEMENT DATED DECEMBER 10, 2020

TO THE SUMMARY PROSPECTUS DATED AUGUST 3, 2020

Stephen J. Candido has been named a portfolio manager of the Fund. Paul L. Brennan will continue to serve as portfolio manager for the Fund.

PLEASE KEEP THIS WITH YOUR

FUND’S SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

MGN-INTDS-1220P